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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Capital LP
Address:          767 Fifth Avenue
                  New York, New York  10153

Form 13F File Number:      028-11916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Timothy R. Barakett
Title:        as Chairman and Chief Executive Officer
Phone:        212-256-8000

Signature, Place, and Date of Signing:

/s/ Dennis Bertron*                            New York, New York                           February 14, 2008
----------------------------               ----------------------------                 ---------------------
        [Signature]                             [City, State]                                  [Date]

*Pursuant to Power of Attorney attached hereto.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                             1
                                                              ------------------

Form 13F Information Table Entry Total:                                       94
                                                              ------------------

Form 13F Information Table Value Total:                              $18,088,443
                                                              ------------------
                                                                  (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    NO.            FORM 13F FILE NUMBER             NAME
    ----------     -------------------------        ----------------------------
    01             [TO BE PROVIDED]                 Atticus Management Limited

                                                       Atticus Capital LP
                                                   Form 13F Information Table
                                                 Quarter Ended December 31, 2007

                                                                                INVESTMENT DISCRETION          VOTING AUTHORITY

                                               Fair Market
                                                  Value      Shares or
                           Title of   Cusip        (in       Principal SH/ Put/       Shared  Shared Other
Issuer                       Class    Number    thousands)     Amount  PRN Call  SOLE Defined Other Managers    Sole   Shared None
-----------------------------------------------------------------------------------------------------------------------------------
ACORDA THERAPEUTICS INC      COM     00484M106     $15,597     710,256 SH        SOLE                  1       710,256
-----------------------------------------------------------------------------------------------------------------------------------

ALCOA INC                    COM     013817101     $87,975   2,406,975 SH        SOLE                  1     2,406,975
-----------------------------------------------------------------------------------------------------------------------------------

ALCOA INC                    COM     013817101     $18,275     500,000 SH  CALL  SOLE                  1       500,000
-----------------------------------------------------------------------------------------------------------------------------------

AMERCO                       COM     023586100    $121,268   1,846,339 SH        SOLE                  1     1,846,339
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO          COM     025816109    $112,327   2,159,300 SH  CALL  SOLE                  1     2,159,300
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN INTL GROUP INC      COM     026874107    $157,410   2,700,000 SH  CALL  SOLE                  1     2,700,000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN INTL GROUP INC      COM     026874107     $11,549     198,100 SH        SOLE                  1       198,100
-----------------------------------------------------------------------------------------------------------------------------------

APPLE INC                    COM     037833100    $148,560     750,000 SH  PUT   SOLE                  1       750,000
-----------------------------------------------------------------------------------------------------------------------------------

APPLE INC                    COM     037833100    $237,696   1,200,000 SH        SOLE                  1     1,200,000
-----------------------------------------------------------------------------------------------------------------------------------

ANHEUSER BUSCH COS INC       COM     035229103     $85,733   1,638,000 SH  CALL  SOLE                  1     1,638,000
-----------------------------------------------------------------------------------------------------------------------------------

BANCO BRADESCO SA            ADR     059460303    $163,061   5,095,657 SH        SOLE                  1     5,095,657
-----------------------------------------------------------------------------------------------------------------------------------

BANCO ITAU HOLDINGS          ADR     059602201    $108,116   4,180,812 SH        SOLE                  1     4,180,812
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK INC                COM     09247X101      $4,714      21,742 SH        SOLE                  1        21,742
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                INVESTMENT DISCRETION          VOTING AUTHORITY

                                               Fair Market
                                                  Value      Shares or
                           Title of   Cusip        (in       Principal SH/ Put/       Shared  Shared Other
Issuer                       Class    Number    thousands)     Amount  PRN Call  SOLE Defined Other Managers    Sole   Shared None
-----------------------------------------------------------------------------------------------------------------------------------

BAIDU COM INC                ADR     056752108    $200,504     514,376 SH        SOLE                  1       514,376
-----------------------------------------------------------------------------------------------------------------------------------

BOEING CO.                   COM     097023105     $34,984     400,000 SH        SOLE                  1       400,000
-----------------------------------------------------------------------------------------------------------------------------------

BROOKFIELD ASSET MGMT INC    CL A    112585104     $35,670   1,000,000 SH  CALL  SOLE                  1     1,000,000
-----------------------------------------------------------------------------------------------------------------------------------

BROOKFIELD ASSET MGMT INC    CL A    112585104    $208,968   5,858,377 SH        SOLE                  1     5,858,377
-----------------------------------------------------------------------------------------------------------------------------------

BURLINGTON NORTHN SANTA FE   COM     12189T104     $94,166   1,131,400 SH  CALL  SOLE                  1     1,131,400
-----------------------------------------------------------------------------------------------------------------------------------

BURLINGTON NORTHN SANTA FE   COM     12189T104    $877,872  10,547,537 SH        SOLE                  1    10,547,537
-----------------------------------------------------------------------------------------------------------------------------------

CANADIAN NAT RES LTD         COM     136385101    $323,336   4,420,776 SH        SOLE                  1     4,420,776
-----------------------------------------------------------------------------------------------------------------------------------

CHINA TELECOM CORP LTD       ADR     169426103     $31,450     402,850 SH        SOLE                  1       402,850
-----------------------------------------------------------------------------------------------------------------------------------

COMPANHIA VALE DO RIO DOCE   ADR     204412100    $274,428   8,400,000 SH  CALL  SOLE                  1     8,400,000
-----------------------------------------------------------------------------------------------------------------------------------

CLEAN ENERGY FUELS CORP      COM     184499101      $3,785     250,000 SH        SOLE                  1       250,000
-----------------------------------------------------------------------------------------------------------------------------------

CME GROUP INC                COM     12572Q905    $240,100     350,000 SH  CALL  SOLE                  1       350,000
-----------------------------------------------------------------------------------------------------------------------------------

CME GROUP INC                COM     12572Q105    $214,380     312,507 SH        SOLE                  1       312,507
-----------------------------------------------------------------------------------------------------------------------------------

COMPANIA SANEAMENTO          ADR     20441A102     $27,536     585,879 SH        SOLE                  1       585,879
-----------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS               COM     20825C104    $773,022   8,754,500 SH  CALL  SOLE                  1     8,754,500
-----------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS               COM     20825C104  $1,059,805  12,002,319 SH        SOLE                  1    12,002,319
-----------------------------------------------------------------------------------------------------------------------------------





                                                                                INVESTMENT DISCRETION          VOTING AUTHORITY

                                               Fair Market
                                                  Value      Shares or
                           Title of   Cusip        (in       Principal SH/ Put/       Shared  Shared Other
Issuer                       Class    Number    thousands)     Amount  PRN Call  SOLE Defined Other Managers    Sole   Shared None
-----------------------------------------------------------------------------------------------------------------------------------

CONSECO INC                  COM NEW 208464883     $64,361   5,124,244 SH        SOLE                  1     5,124,244
-----------------------------------------------------------------------------------------------------------------------------------

CROWN CASTLE INTL CORP       COM     228227104    $580,223  13,947,666 SH        SOLE                  1    13,947,666
-----------------------------------------------------------------------------------------------------------------------------------

CSX CORP                     COM     126408103     $43,725     994,200 SH  CALL  SOLE                  1       994,200
-----------------------------------------------------------------------------------------------------------------------------------

CSX CORP                     COM     126408103    $239,481   5,445,231 SH        SOLE                  1     5,445,231
-----------------------------------------------------------------------------------------------------------------------------------

DIAMOND OFFSHORE DRILLING
INC                          COM     25271C102    $147,159   1,036,332 SH        SOLE                  1     1,036,332
-----------------------------------------------------------------------------------------------------------------------------------

EMISPHERE TECHNOLOGIES
INC                          COM     291345106      $6,161   2,256,600 SH        SOLE                  1     2,256,600
-----------------------------------------------------------------------------------------------------------------------------------

ENDOCARE INC                 COM NEW 29264P203        $458      60,167 SH        SOLE                  1        60,167
-----------------------------------------------------------------------------------------------------------------------------------
                             DEPOSITY
ENERGY SOLUTIONS INC         SHS     292756202      $5,398     200,000 SH        SOLE                  1       200,000
-----------------------------------------------------------------------------------------------------------------------------------

ENTERGY CORP NEW             COM     29364G103    $236,288   1,976,974 SH        SOLE                  1     1,976,974
-----------------------------------------------------------------------------------------------------------------------------------

EPICEPT CORP                 COM     294264205         $83      65,514 SH        SOLE                  1        65,514
-----------------------------------------------------------------------------------------------------------------------------------

FOREST LABS INC              COM     345838106      $5,828     159,900 SH  PUT   SOLE                  1       159,900
-----------------------------------------------------------------------------------------------------------------------------------

FREEPORT-MCMORAN COPPER
& GOLD                       COM     35671D857  $1,025,875  10,014,400 SH  CALL  SOLE                  1    10,014,400
-----------------------------------------------------------------------------------------------------------------------------------

FREEPORT-MCMORAN COPPER
& GOLD                       COM     35671D857  $1,679,327  16,393,273 SH        SOLE                  1    16,393,273
-----------------------------------------------------------------------------------------------------------------------------------

GENERAL MTRS CORP            COM     370442105     $11,171     448,800 SH        SOLE                  1       448,800
-----------------------------------------------------------------------------------------------------------------------------------

GENOMIC HEALTH INC           COM     37244C101     $41,754   1,844,251 SH        SOLE                  1     1,844,251
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                INVESTMENT DISCRETION          VOTING AUTHORITY

                                               Fair Market
                                                  Value      Shares or
                           Title of   Cusip        (in       Principal SH/ Put/       Shared  Shared Other
Issuer                       Class    Number    thousands)     Amount  PRN Call  SOLE Defined Other Managers    Sole   Shared None
-----------------------------------------------------------------------------------------------------------------------------------

GOLD FIELDS LTD              ADR     38059T106     $15,728   1,107,590 SH        SOLE                  1     1,107,590
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROUP INC      COM     38141G104    $143,256     666,154 SH        SOLE                  1       666,154
-----------------------------------------------------------------------------------------------------------------------------------

GOOGLE INC                   CL A    38259P508    $109,461     158,300 SH  CALL  SOLE                  1       158,300
-----------------------------------------------------------------------------------------------------------------------------------

GOOGLE INC                   CL A    38259P508     $28,351      41,000 SH        SOLE                  1        41,000
-----------------------------------------------------------------------------------------------------------------------------------

GRUPO AEROPORTUARIO DEL
SURE                         ADR     40051E202      $7,814     127,642 SH        SOLE                  1       127,642
-----------------------------------------------------------------------------------------------------------------------------------

GRUPO AEROPORTUARIO DEL
PAC                          ADR     400506101    $209,669   4,697,937 SH        SOLE                  1     4,697,937
-----------------------------------------------------------------------------------------------------------------------------------

INVERNESS MED INNOVATIONS
INC                          COM     46126P106    $297,047   5,287,412 SH        SOLE                  1     5,287,412
-----------------------------------------------------------------------------------------------------------------------------------

KT CORP                      ADR     48268K101     $12,944     501,715 SH        SOLE                  1       501,715
-----------------------------------------------------------------------------------------------------------------------------------

LIBERTY ACQUISITION          UNIT    53015Y206     $27,250   2,500,000 SH        SOLE                  1     2,500,000
-----------------------------------------------------------------------------------------------------------------------------------

MASTERCARD INC               CL A    57636Q104    $343,158   1,594,600 SH  CALL  SOLE                  1     1,594,600
-----------------------------------------------------------------------------------------------------------------------------------

MASTERCARD INC               CL A    57636Q104    $880,876   4,093,290 SH        SOLE                  1     4,093,290
-----------------------------------------------------------------------------------------------------------------------------------

MBIA INC                     COM     55262C100     $22,896   1,229,000 SH  CALL  SOLE                  1     1,229,000
-----------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH & CO INC.      COM     590188108      $3,113      57,984 SH        SOLE                  1        57,984
-----------------------------------------------------------------------------------------------------------------------------------

MONSANTO CO NEW              COM     61166W101     $55,074     493,100 SH  CALL  SOLE                  1       493,100
-----------------------------------------------------------------------------------------------------------------------------------

MONSANTO CO NEW              COM     61166W101    $104,039     931,500 SH        SOLE                  1       931,500
-----------------------------------------------------------------------------------------------------------------------------------





                                                                                INVESTMENT DISCRETION          VOTING AUTHORITY

                                               Fair Market
                                                  Value      Shares or
                           Title of   Cusip        (in       Principal SH/ Put/       Shared  Shared Other
Issuer                       Class    Number    thousands)     Amount  PRN Call  SOLE Defined Other Managers    Sole   Shared None
-----------------------------------------------------------------------------------------------------------------------------------

MOODYS CORP                  COM     615369105     $53,550   1,500,000 SH  CALL  SOLE                  1     1,500,000
-----------------------------------------------------------------------------------------------------------------------------------

MOODYS CORP                  COM     615369105     $58,712   1,644,600 SH        SOLE                  1     1,644,600
-----------------------------------------------------------------------------------------------------------------------------------

NATIONAL FINL PARTNERS
CORP                         COM     63607P208     $41,306     905,628 SH        SOLE                  1       905,628
-----------------------------------------------------------------------------------------------------------------------------------

NEXMED INC                   COM     652903105         $90      63,200 SH        SOLE                  1        63,200
-----------------------------------------------------------------------------------------------------------------------------------

NORFOLK SOUTHERN CORP        COM     655844108     $10,270     203,600 SH  CALL  SOLE                  1       203,600
-----------------------------------------------------------------------------------------------------------------------------------

NORFOLK SOUTHERN CORP        COM     655844108    $284,180   5,634,016 SH        SOLE                  1     5,634,016
-----------------------------------------------------------------------------------------------------------------------------------

NYSE EURONEXT                COM     629491101    $636,455   7,251,400 SH  CALL  SOLE                  1     7,251,400
-----------------------------------------------------------------------------------------------------------------------------------

NYSE EURONEXT                COM     629491101  $1,339,538  15,261,911 SH        SOLE                  1    15,261,911
-----------------------------------------------------------------------------------------------------------------------------------

NYMEX HOLDINGS INC           COM     62948N104     $50,652     379,101 SH        SOLE                  1       379,101
-----------------------------------------------------------------------------------------------------------------------------------

OCCIDENTAL PETE CORP DEL     COM     674599105    $725,937   9,428,982 SH        SOLE                  1     9,428,982
-----------------------------------------------------------------------------------------------------------------------------------

OMNICARE INC                 COM     681904108     $20,813     912,470 SH        SOLE                  1       912,470
-----------------------------------------------------------------------------------------------------------------------------------

PETROCHINA CO LTD            ADR     71646E100     $13,197      75,210 SH        SOLE                  1        75,210
-----------------------------------------------------------------------------------------------------------------------------------

PETROLEO BRASIERIO SA        ADR     71654V408     $12,561     109,000 SH        SOLE                  1       109,000
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX COS INC NEW          COM     71902E109     $14,839   1,250,115 SH        SOLE                  1     1,250,115
-----------------------------------------------------------------------------------------------------------------------------------

PRAXAIR INC                  COM     74005P104    $181,440   2,045,311 SH        SOLE                  1     2,045,311
-----------------------------------------------------------------------------------------------------------------------------------





                                                                                INVESTMENT DISCRETION          VOTING AUTHORITY

                                               Fair Market
                                                  Value      Shares or
                           Title of   Cusip        (in       Principal SH/ Put/       Shared  Shared Other
Issuer                       Class    Number    thousands)     Amount  PRN Call  SOLE Defined Other Managers    Sole   Shared None
-----------------------------------------------------------------------------------------------------------------------------------

PT TELEKOMUNIKASI            ADR     715684106     $28,881     687,470 SH        SOLE                  1       687,470
-----------------------------------------------------------------------------------------------------------------------------------

RESEARCH IN MOTION LTD       COM     760975102    $170,100   1,500,000 SH        SOLE                  1     1,500,000
-----------------------------------------------------------------------------------------------------------------------------------

SCHLUMBERGER LTD             COM     806857108     $98,370   1,000,000 SH  CALL  SOLE                  1     1,000,000
-----------------------------------------------------------------------------------------------------------------------------------

SCHLUMBERGER LTD             COM     806857108     $68,859     700,000 SH        SOLE                  1       700,000
-----------------------------------------------------------------------------------------------------------------------------------

SCHWAB CHARLES CORP NEW      COM     808513105      $1,446      56,600 SH        SOLE                  1        56,600
-----------------------------------------------------------------------------------------------------------------------------------

SK TELECOM LTD               ADR     78440P108      $1,705      57,146 SH        SOLE                  1        57,146
-----------------------------------------------------------------------------------------------------------------------------------

SOMAXON PHARMACEUTICALS
INC                          COM     834453102      $1,554     298,196 SH        SOLE                  1       298,196
-----------------------------------------------------------------------------------------------------------------------------------
                             ADR
SONY CORP                    NEW     835699307      $2,976      54,800 SH        SOLE                  1        54,800
-----------------------------------------------------------------------------------------------------------------------------------

SELECT SECTOR SPDR TR -      UNIT
SBI  INT ENERGY              SER1    81369Y506    $140,279   1,767,852 SH        SOLE                  1     1,767,852
-----------------------------------------------------------------------------------------------------------------------------------

SUNCOR ENERGY INC            COM     867229106    $108,730   1,000,000 SH  CALL  SOLE                  1     1,000,000
-----------------------------------------------------------------------------------------------------------------------------------

SYNVISTA THERAPEUTICS INC    COM     87164M100      $3,520   1,600,000 SH        SOLE                  1     1,600,000
-----------------------------------------------------------------------------------------------------------------------------------

TRANSALTA CORP               COM     89346D107     $77,752   2,301,078 SH        SOLE                  1     2,301,078
-----------------------------------------------------------------------------------------------------------------------------------

TRANSOCEAN INC NEW           SHS     G90073100     $71,575     500,000 SH  CALL  SOLE                  1       500,000
-----------------------------------------------------------------------------------------------------------------------------------

TRANSOCEAN INC NEW           SHS     G90073100      $5,448      38,056 SH        SOLE                  1        38,056
-----------------------------------------------------------------------------------------------------------------------------------

TRANSOCEAN                 NOTE 1.625%
SEDCO FOREX INC              12/1    893830AU3     $21,775  20,000,000 PRN       SOLE                  1    20,000,000
-----------------------------------------------------------------------------------------------------------------------------------

TECK COMINCO LTD             CL B    878742204     $87,713   2,443,477 SH        SOLE                  1     2,443,477
-----------------------------------------------------------------------------------------------------------------------------------





                                                                                INVESTMENT DISCRETION          VOTING AUTHORITY

                                               Fair Market
                                                  Value      Shares or
                           Title of   Cusip        (in       Principal SH/ Put/       Shared  Shared Other
Issuer                       Class    Number    thousands)     Amount  PRN Call  SOLE Defined Other Managers    Sole   Shared None
-----------------------------------------------------------------------------------------------------------------------------------

UNIBANCO-UNIAO DE BANCOS
BRA                          GDR     90458E107    $238,899   1,710,824 SH        SOLE                  1     1,710,824
-----------------------------------------------------------------------------------------------------------------------------------

UNION PAC CORP               COM     907818108    $251,830   2,004,700 SH  CALL  SOLE                  1     2,004,700
-----------------------------------------------------------------------------------------------------------------------------------

UNION PAC CORP               COM     907818108  $1,150,604   9,159,401 SH        SOLE                  1     9,159,401
-----------------------------------------------------------------------------------------------------------------------------------

VERISIGN INC                 COM     92343E102     $76,175   2,025,400 SH        SOLE                  1     2,025,400
-----------------------------------------------------------------------------------------------------------------------------------

WESTERN UN CO                COM     959802109     $16,457     677,800 SH        SOLE                  1       677,800
-----------------------------------------------------------------------------------------------------------------------------------

Total Fair Market
Value (in thousands)                            $18,088,443
-----------------------------------------------------------------------------------------------------------------------------------


                               POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that I, TIMOTHY R. BARAKETT, hereby make, constitute and appoint each of SCOTT KISLIN, DENNIS BERTRON, KEVIN TAGAMI and CHARLES FORTIN, acting individually, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as chief executive officer of, managing member of or in other capacities with Atticus Management LLC, Atticus Holdings LP, Atticus Capital Holdings LLC or Atticus Capital LP (collectively, "Atticus"), and each of their affiliates, including Atticus LP Incorporated, Atticus UK LLP and Atticus UK Services Ltd., and entities advised by me or Atticus, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities, futures contracts or other investments, and any other documents relating or ancillary thereto, including without limitation all documents relating to filings with the Commodities Futures Trading Commission and National Futures Association, the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933 or the Securities Exchange Act of 1934 (the "Act") and the rules and regulations promulgated thereunder, including all documents relating to the beneficial ownership of securities required to be filed with the SEC pursuant to
Section 13(d) or Section 16(a) of the Act and any information statements on Form 13F required to be filed with the SEC pursuant to Section 13(f) of the Act. All past acts of the attorneys-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

     THIS POWER OF ATTORNEY shall remain in full force and effect until either revoked in writing by the undersigned or until such time as the person or persons to whom power of attorney has been hereby granted cease(s) to be an employee of, or otherwise associated with, Atticus or one of its affiliates. Execution of this power of attorney revokes that certain Power of Attorney dated as of June 7, 2007 with respect to substantially the same matters addressed above.

     IN WITNESS WHEREOF, the undersigned has duly subscribed these presents as of January 10, 2008.


                                       /s/ Timothy R. Barakett
                                       ----------------------------
                                       Timothy R. Barakett